Employee Benefits - Summary of Maturity Profile of Defined Benefit Obligation (Details) $ in Millions	Mar. 31, 2024 USD ($)
Less Than 1 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 38
Less Than 1 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	7
1-2 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	37
1-2 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
2 - 3 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	41
2 - 3 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
3 - 4 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	50
3 - 4 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
4 - 5 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	53
4 - 5 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
5 - 10 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	254
5 - 10 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 40